SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM BANK LOANS
Schedule of short-term and long-term bank loans

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	40,000	—	—
Pledged short-term bank loans	369,995	73,128	10,603
Secured bank borrowings	120,500	110,142	15,969
	530,495	183,270	26,572
Long-term bank loans pledged by deposits	769,767	928,894	134,677
Total	1,300,262	1,112,164	161,249